Goodwill	12 Months Ended
Mar. 31, 2016
Business Combination, Goodwill [Abstract]
Goodwill

9. Goodwill

During the year ended March 31, 2014, the Company evaluated and identified an impairment loss of goodwill of $392 in relation to electronic division. The entire goodwill was fully impaired. Details of the goodwill are as follows:

Acquisitions	March 31,
	2015	2016

Electronic division	$393	$393
Metallic division	317	317
Foreign exchange differences	(1)	(1)
Impairment – electronic division	(392)	(392)
Impairment – metallic division	(317)	(317)
	$—	$—